Nature of business (Details)		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Stock split ratio	100
Docebo S.p.A
Disclosure of subsidiaries [line items]
Ownership percentage		100.00%	100.00%
Docebo NA Inc
Disclosure of subsidiaries [line items]
Ownership percentage		100.00%	100.00%
Docebo EMEA FZ-LLC
Disclosure of subsidiaries [line items]
Ownership percentage		100.00%	100.00%
Docebo UK
Disclosure of subsidiaries [line items]
Ownership percentage		100.00%	100.00%
forMetris Société par Actions Simplifiée (“forMetris”)
Disclosure of subsidiaries [line items]
Ownership percentage		100.00%	0.00%